Commitments and Contingencies - Schedule of Future Minimum Non-Cancellable Land and Operational Lease Commitments (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 15.0
2017	10.7
2018	11.0
2019	11.0
2020	11.1
Thereafter	93.4
Total	$ 152.2